COMMITMENTS AND CONTINGENCIES	3 Months Ended
Mar. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES	COMMITMENTS AND CONTINGENCIES
Litigation
Other than as described below, the Company is not party to any material legal proceedings. From time to time, it may be involved in legal proceedings or subject to claims incident to the ordinary course of business. Regardless of the outcome, such proceedings or claims can have an adverse impact on the Company because of defense and settlement costs, diversion of resources and other factors, and there can be no assurances that favorable outcomes will be obtained.
I-Mab Litigation
On March 1, 2022, I-Mab Biopharma, or I-Mab, filed a lawsuit against the Company and Brendan Eckelman, the Company’s co-founder and Chief Scientific Officer, in the United States District Court for the District of Delaware, C.A. No. 22-00276-CJB, asserting claims for misappropriation of trade secrets related to Dr. Eckelman’s service as an expert witness for Tracon Pharmaceuticals, Inc., or Tracon, in Tracon’s arbitration against I-Mab. The parties are currently engaged in expert discovery and summary judgment motions are expected to be filed in or around June 2024, with trial currently scheduled to commence in October 2024. I-Mab is seeking royalty damages and alternative damages in the form of unjust enrichment.
The Company is unable to reasonably estimate possible damages or a range of possible damages in this matter given the uncertainty and therefore has not recorded a liability on its books as of March 31, 2024.
Purchase Commitments
The Company has several ongoing contracts with CROs for preclinical studies and clinical trials and with CDMOs for clinical supplies and manufacturing scale-up activities. While these contracts are generally cancellable, some may contain specific activities that involve one or more noncancellable commitments, including minimum purchase commitments, binding annual forecasts and capital equipment investments. Additionally, depending on the timing and reasoning of the exit, certain termination penalties may apply and can range from cost of work performed to date and up to twelve months of future committed manufacturing costs. As of March 31, 2024 and December 31, 2023, the noncancellable portion of these contracts totaled in aggregate, excluding amounts paid or incurred at each respective date, approximately $44.8 million and $62.8 million, respectively. The noncancellable purchase commitments relate to the purchase of raw materials and future contract manufacturing of drug supply for INBRX-101.
Contingencies
In connection with the proposed Merger, the Company engaged legal counsel under a contingent fee arrangement. Under this agreement, the Company is obligated to pay a fee of $20.0 million, contingent upon the consummation of the proposed transaction.
The Company also engaged financial advisors under a contingent fee arrangement. Under this agreement, the Company is obligated to pay a fee of 2.0% of the total aggregate consideration paid in the proposed Merger, or $45.0 million.
In the event the Merger is not completed, the Company does not owe any fees to its legal counsel or financial advisors under these agreements. The Company will incur these costs in full upon the consummation of the Merger, if and when it is completed, and has not incurred any portion of these fees as of March 31, 2024.
COMMITMENTS AND CONTINGENCIES
Litigation
Other than as described below, the Company is not party to any material legal proceedings. From time to time, it may be involved in legal proceedings or subject to claims incident to the ordinary course of business. Regardless of the outcome, such proceedings or claims can have an adverse impact on the Company because of defense and settlement costs, diversion of resources and other factors, and there can be no assurances that favorable outcomes will be obtained.
I-Mab Litigation
On March 1, 2022, I-Mab Biopharma, or I-Mab, filed a lawsuit against the Company and Brendan Eckelman, the Company’s co-founder and Chief Scientific Officer, in the United States District Court for the District of Delaware, C.A. No. 22-00276-CJB, asserting claims for misappropriation of trade secrets related to Dr. Eckelman’s service as an expert witness for Tracon Pharmaceuticals, Inc., or Tracon, in Tracon’s arbitration against I-Mab. The case is currently in the discovery process.
Inhibrx is unable to reasonably estimate possible damages or a range of possible damages in this matter given the uncertainty and therefore has not recorded a liability on its books as of December 31, 2023.
Indemnification
In the ordinary course of business, the Company enters into agreements that may include indemnification provisions. Pursuant to such agreements, the Company may indemnify, hold harmless and defend an indemnified party for losses suffered or incurred by the indemnified party. In some cases, the indemnification obligation will continue after the termination of the agreement. The maximum potential amount of future payments the Company could be required to make under these provisions is not determinable. In addition, the Company has entered into indemnification agreements with its directors and certain officers that may require the Company, among other things, to indemnify them against certain liabilities that may arise by reason of their status or service as directors or officers. To date, no demands have been made upon the Company to provide indemnification under these agreements, and thus, there are no indemnification claims that the Company is aware of that could have a material effect on the Company’s consolidated balance sheets, consolidated statements of operations, or consolidated statements of cash flows.
Purchase Commitments
The Company has several ongoing contracts with CROs for preclinical studies and clinical trials and with CDMOs for clinical supplies and manufacturing scale-up activities. While these contracts are generally cancellable, some may contain specific activities that involve one or more noncancellable commitments, including minimum purchase commitments, binding annual forecasts, and capital equipment investments. Additionally, depending on the timing and reasoning of the exit, certain termination penalties may apply and can range from cost of work performed to date and up to twelve months of future committed manufacturing costs. As of December 31, 2023 and December 31, 2022, the noncancellable portion of these contracts total in aggregate, excluding amounts paid or incurred at each respective date, approximately $62.8 million and $74.8 million, respectively. The noncancellable purchase commitments as of December 31, 2023 relate to the purchase of raw materials and future contract manufacturing of drug supply for INBRX-101. During the years ended December 31, 2023 and December 31, 2022, the Company incurred $44.5 million and $0.3 million of expenses related to its non-cancellable purchase agreements, respectively.
Other Commitments
Additionally, as of December 31, 2023 and December 31, 2022, Mark P. Lappe, the Company’s Chief Executive Officer, Brendan P. Eckelman, the Company’s Chief Scientific Officer, and Kelly D. Deck, the Company’s Chief Financial Officer, and certain other members of management have agreements that provide for severance compensation in the event of termination or a change in control.
Contingencies
In connection with its proposed Merger (as defined below), the Company engaged legal counsel under a contingent fee arrangement. Under this agreement, the Company is obligated to pay a fee of $20.0 million, contingent upon the consummation of the proposed transaction. In the event the Merger is not completed, the Company does not owe any fees to its legal counsel. The Company will incur these costs in full upon the consummation of the Merger, if and when it is completed, and has not incurred any portion of this fee as of December 31, 2023.